SEGMENT INFORMATION - Research and development (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Research and Development Expense, Total	$ 22,033,573	$ 28,781,412	$ 36,639,146
Single reportable segment
SEGMENT INFORMATION
Direct research and development expenses	6,962,065	10,399,305	13,114,341
Payroll and other related costs of personnel	11,493,983	14,488,811	18,491,694
Lab supplies and other research and development expenses	3,577,525	3,893,296	5,033,111
Total indirect research and development expenses	15,071,508	18,382,107	23,524,805
Research and Development Expense, Total	$ 22,033,573	$ 28,781,412	$ 36,639,146